COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of future payments under non-cancelable material purchase obligations
2023	22,415
2024	8,942
2025	2,051

$33,408